Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
International Portfolio I - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	International Portfolio I, Class A - Load
Average Annual Return, Percent	5.72%	1.76%	2.89%
Large Cap Core Portfolio I - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Large Cap Core Portfolio I, Class A - Load
Average Annual Return, Percent	8.89%	7.49%	10.88%
Large Cap Growth Portfolio I - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Large Cap Growth Portfolio I, Class A - Load
Average Annual Return, Percent	3.94%	7.25%	12.23%
Large Cap Value Portfolio I - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Large Cap Value Portfolio I, Class A - Load
Average Annual Return, Percent	5.36%	4.60%	7.60%
Mid Cap Core Portfolio I - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Mid Cap Core Portfolio I, Class A - Load
Average Annual Return, Percent	(1.29%)	2.67%	8.87%
Small Cap Core Portfolio I - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Small Cap Core Portfolio I, Class A - Load
Average Annual Return, Percent	10.25%	1.13%	7.08%
Without Sales Load [Member] | International Portfolio I - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	International Portfolio I, Class A - No Load
Average Annual Return, Percent	11.28%	2.81%	3.42%
Without Sales Load [Member] | Large Cap Core Portfolio I - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Large Cap Core Portfolio I, Class A - No Load
Average Annual Return, Percent	14.64%	8.60%	11.45%
Without Sales Load [Member] | Large Cap Core Portfolio I - Class L
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Large Cap Core Portfolio I, Class L—No Load
Average Annual Return, Percent	14.65%	8.50%	11.18%
Without Sales Load [Member] | Large Cap Growth Portfolio I - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Large Cap Growth Portfolio I, Class A - No Load
Average Annual Return, Percent	9.40%	8.36%	12.81%
Without Sales Load [Member] | Large Cap Growth Portfolio I - Class L
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Large Cap Growth Portfolio I, Class L - No Load
Average Annual Return, Percent	9.40%	8.26%	12.53%
Without Sales Load [Member] | Large Cap Value Portfolio I - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Large Cap Value Portfolio I, Class A - No Load
Average Annual Return, Percent	10.91%	5.68%	8.15%
Without Sales Load [Member] | Large Cap Value Portfolio I - Class L
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Large Cap Value Portfolio I, Class L - No Load
Average Annual Return, Percent	10.91%	5.58%	7.89%
Without Sales Load [Member] | Mid Cap Core Portfolio I - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Mid Cap Core Portfolio I, Class A - No Load
Average Annual Return, Percent	3.90%	3.72%	9.43%
Without Sales Load [Member] | Mid Cap Core Portfolio I - Class L
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Mid Cap Core Portfolio I, Class L - No Load
Average Annual Return, Percent	3.90%	3.62%	9.16%
Without Sales Load [Member] | Small Cap Core Portfolio I - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Small Cap Core Portfolio I, Class A - No Load
Average Annual Return, Percent	16.06%	2.18%	7.63%
MSCI EAFE Net Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Net Index
Average Annual Return, Percent	21.27%	7.91%	8.38%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Average Annual Return, Percent	17.80%	12.06%	14.16%
Russell 1000 Growth Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Total Return Index
Average Annual Return, Percent	18.83%	12.76%	16.83%
Russell 1000 Value Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Total Return Index
Average Annual Return, Percent	15.87%	9.43%	10.58%
Russell Midcap Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Index
Average Annual Return, Percent	15.98%	7.26%	10.91%
Russell 2000 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Total Return Index
Average Annual Return, Percent	25.72%	3.77%	9.88%